Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings per share
earnings per share
The basic earnings per share for the years ended December 31, 2019, 2018 and 2017 was determined by dividing the Net profit attributable to the equity holders of the parent by the weighted average number of shares outstanding during each period.
The following tables provide the amounts used in the calculation of basic earnings per share:

		Years ended December 31,
		2019	2018	2017
Net profit attributable to owners of the parent	million	€6,622	€3,608	€3,491
Weighted average number of shares outstanding	thousand	1,564,114	1,548,439	1,535,988
Basic earnings per share	€	€4.23	€2.33	€2.27

		Years ended December 31,
		2019	2018	2017
Net profit from continuing operations attributable to owners of the parent	million	€2,694	€3,323	€3,281
Weighted average number of shares outstanding	thousand	1,564,114	1,548,439	1,535,988
Basic earnings per share from continuing operations	€	€1.72	€2.15	€2.14

		Years ended December 31,
		2019	2018	2017
Net profit from discontinued operations attributable to owners of the parent	million	€3,928	€285	€210
Weighted average number of shares outstanding	thousand	1,564,114	1,548,439	1,535,988
Basic earnings per share from discontinued operations	€	€2.51	€0.18	€0.14

Diluted earnings per share
In order to calculate the diluted earnings per share, the weighted average number of shares outstanding was increased to take into consideration the theoretical effect of potential common shares that would be issued for the restricted and performance share units outstanding and unvested at December 31, 2019, 2018 and 2017 (Note 18, Share-based compensation), as determined using the treasury stock method.
For the year ended December 31, 2019, the theoretical effect that would arise if some of the RSU awards granted in 2018 and some of the PSU TSR awards granted in 2019 (refer to Note 18, Share-based compensation) were exercised was not taken into consideration in the calculation of diluted earnings per share as this would have had an anti-dilutive effect.
There were no instruments excluded from the calculation of diluted earnings per share because of an anti-dilutive impact for the year ended December 31, 2018.
For the year ended December 31, 2017, the theoretical effect that would arise if some of the PSU NI awards granted in 2015 and 2016 and some of the RSU awards granted in 2017 (refer to Note 18, Share-based compensation) were exercised was not taken into consideration in the calculation of diluted earnings per share as this would have had an anti-dilutive effect.
The following tables provide the amounts used in the calculation of diluted earnings per share:

		Years ended December 31,
		2019	2018	2017
Net profit attributable to owners of the parent	million	€6,622	€3,608	€3,491
Weighted average number of shares outstanding	thousand	1,564,114	1,548,439	1,535,988
Number of shares deployable for share-based compensation	thousand	6,736	19,400	20,318
Weighted average number of shares outstanding for diluted earnings per share	thousand	1,570,850	1,567,839	1,556,306
Diluted earnings per share	€	€4.22	€2.30	€2.24

		Years ended December 31,
		2019	2018	2017
Net profit from continuing operations attributable to owners of the parent	million	€2,694	€3,323	€3,281
Weighted average number of shares outstanding for diluted earnings per share	thousand	1,570,850	1,567,839	1,556,306
Diluted earnings per share from continuing operations	€	€1.71	€2.12	€2.11

		Years ended December 31,
		2019	2018	2017
Net profit from discontinued operations attributable to owners of the parent	million	€3,928	€285	€210
Weighted average number of shares outstanding for diluted earnings per share	thousand	1,570,850	1,567,839	1,556,306
Diluted earnings per share from discontinued operations	€	€2.50	€0.18	€0.13